Transactions with related parties - Balance Sheet (Table) (Details) - USD ($) $ in Thousands	Jun. 30, 2015	Dec. 31, 2014
Assets:
Due from related party	$ 670	$ 889
Due from related party	1,125	1,125
Liabilities:
Due to related party	437	142
Working capital advances granted to the Manager (a)
Assets:
Due from related party	670	889
Security deposits to Manager (a)
Assets:
Due from related party	1,125	1,125
Executive service charges due to Manager (d)
Liabilities:
Due to related party	147	0
Administrative service charges due to Manager (e)
Liabilities:
Due to related party	30	135
Other Partnership expenses due to Manager
Liabilities:
Due to related party	260	7
Dynagas Ltd.
Liabilities:
Due to related party	$ 437	$ 142